Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

Note 12 - Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account, less any franchise taxes. The Company’s formation and operating costs are generally considered start-up costs and are not currently deductible.

The income tax provision consists of the following:

	Year Ended December 31,	Year Ended December 31,
	2022	2021
Current
Federal	$1,175,834	$—
State	325,880	—
Deferred
Federal	(2,077,550)	(1,085,134)
State	(429,855)	-
Change in valuation allowance	2,507,405	1,085,134
Income tax provision	$1,501,714	$-

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryover	$-	$7,910
Start-up/organization costs	(2,507,405)	(1,093,044)
Total deferred tax assets	(2,507,405)	(1,085,134)
Valuation allowance	2,507,405	1,085,134
Deferred tax asset, net of allowance	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate for the years ended December 31, 2022 and 2021 is as follows:

Statutory federal income tax rate	21.00%	21.00%
Cost allocated to warrants	0.00%	65.33%
Change in deferred offering costs	(0.15)%	0.00%
Change in fair value of warrant liabilities	(20.25)%	(456.14)%
Change in fair value of FPAs	0.66%	(19.43)%
Change in valuation allowance	6.82%	389.24%
Other	(0.84)%	0.00%
Effective tax rate	7.24%	0.00%

There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company has been subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.